Description of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Description of the Business and Basis of Presentation [Abstract]
Description of the Business and Basis of Presentation

1. Description of the Business and Basis of Presentation

Description of the Business

SEEQC, Inc. and its consolidated subsidiaries (“SEEQC”, or the “Company”) were formed to address the central challenge of realizing the significant commercial potential of quantum computing: building scalable systems capable of fault-tolerant operation. The Company’s chip-based solutions represent a digital infrastructure layer within the quantum computing value chain, designed to enable hardware developers and integrators across multiple qubit modalities to advance their systems toward scalable, fault-tolerant architectures. The Company’s technology tightly integrates quantum and classical computing environments. The Company is headquartered in Elmsford, New York, and has subsidiaries located in the United Kingdom and Italy.

SEEQC, Inc was incorporated as a Delaware corporation in 2018 by Hypres, Inc. (“Hypres” or the “Former Parent”), a leading developer of superconductor electronics. On April 22, 2019 (the “Effective Date”), the Company entered into an asset transfer agreement (or the “ATA Agreement”) with Hypres, pursuant to which Hypres agreed to transfer and assign to the Company certain intellectual property and other related assets in exchange for 6,400,000 shares of SEEQC Inc.’s common stock, par value $0.0001 per share, which was distributed to Hypres stockholders and warrant holders on a pro rata basis according to the fair value of the equity held in Hypres (the “Asset Transfer”). The Company determined that the Asset Transfer represented a transaction between entities under common control. As a result, the assets and liabilities were transferred from Hypres to the Company at Hypres’ carrying amounts on the Effective Date. As part of the ATA Agreement, the Company acquired $0.3 million of fixed assets and assumed a liability of $0.4 million due to Hypres for organizational expenses incurred as part of the formation of the Company.

Liquidity and Going Concern

Since its inception, the Company has funded its operations primarily with proceeds from issuances of its convertible preferred stock. The Company has incurred recurring losses and negative operating cash flows since its inception, including a net loss of $9.6 million and $5.6 million for the six months ended June 30, 2026 and June 30, 2025, respectively. As of June 30, 2026 and December 31, 2025, the Company had an accumulated deficit of $65.3 million and $55.7 million, respectively. The Company expects to incur additional losses as it invests in the research and development of its digital quantum computing platform for commercial businesses.

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company currently does not have sufficient resources to meet its obligations and sustain operations for the twelve month period following the issuance of these unaudited condensed consolidated financial statements, which raises substantial doubt about the Company’s ability to continue as a going concern.

The Company’s plans include obtaining additional equity financing from new investors, such as an initial public offering, to meet its ongoing business objectives and its working capital and capital expenditure needs for at least the next twelve months from the date of issuance of the unaudited condensed consolidated financial statements. The Company will ultimately need to obtain additional equity financing to support its operations. However, additional funds may not be available on terms favorable to the Company or at all. Should the Company be unable to obtain adequate financing in the near term, the Company’s business, results of operations, liquidity and financial condition would be materially and negatively affected. There is no assurance that additional financing will be available when needed or that management of the Company will be able to obtain financing on terms acceptable to the Company.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

1. Description of the Business and Basis of Presentation

Description of the Business

SeeQC, Inc. and its consolidated subsidiaries (“SEEQC”, or the “Company”) were formed to address the central challenge of realizing the significant commercial potential of quantum computing: building scalable systems capable of fault-tolerant operation. The Company’s chip-based solutions represent a digital infrastructure layer within the quantum computing value chain, designed to enable hardware developers and integrators across multiple qubit modalities to advance their systems toward scalable, fault-tolerant architectures. The Company’s technology tightly integrates quantum and classical computing environments. The Company is headquartered in Elmsford, New York, and has subsidiaries located in the United Kingdom and Italy.

SEEQC, Inc was incorporated as a Delaware corporation in 2018 by Hypres, Inc. (“Hypres” or the “Former Parent”), a leading developer of superconductor electronics. On April 22, 2019 (the “Effective Date”), the Company entered into an asset transfer agreement (or the “ATA Agreement”) with Hypres, pursuant to which Hypres agreed to transfer and assign to the Company certain intellectual property and other related assets in connection with the issuance of 6,400,000 shares of SEEQC, Inc.’s common stock, par value $0.0001 per share, which was distributed to Hypres stockholders and warrant holders on a pro rata basis according to the fair value of the equity held in Hypres (the “Asset Transfer”). The Company determined that the Asset Transfer represented a transaction between entities under common control. As a result, the assets and liabilities were transferred from Hypres to the Company at Hypres’ carrying amounts on the Effective Date. As part of the ATA Agreement, the Company acquired $0.3 million of fixed assets and assumed a liability of $0.4 million due to Hypres for organizational expenses incurred as part of the formation of the Company.

Basis of Presentation

The accompanying consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These consolidated financial statements include the accounts of SeeQC, Inc., and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Since its inception, the Company has funded its operations primarily with proceeds from issuances of its convertible preferred stock. The Company has incurred recurring losses and negative operating cash flows since its inception, including a net loss of $12.2 million and $10.1 million for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, the Company had an accumulated deficit of $55.7 million. The Company expects to incur additional losses as it invests in the research and development of its digital quantum computing platform for commercial businesses.

The Company expects that its existing cash of $28.0 million as of December 31, 2025 will be sufficient to fund its operating expenses and capital expenditure requirements for at least twelve months from the date these consolidated financial statements were available to be issued.

Business Combination with Allegro Merger Corporation

On January 16, 2026, Allegro Merger Corp. (“Allegro”) entered into an Agreement and Plan of Merger (“Merger Agreement”) with the Company and SEEQC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of SEEQC (“Merger Sub”). Pursuant to the Merger Agreement, Allegro will merge with and into Merger Sub, with Allegro surviving the merger (the “Merger”). As a result of the Merger, Allegro will become a direct, wholly-owned subsidiary of SEEQC and the security holders of Allegro will become security holders of SEEQC.

Ther Merger Agreement contains additional covenants of the Company, including arranging a firm commitment underwritten public offering of the Company’s common stock, with gross proceeds equal to, or greater than, the lesser of (i) 150% of the aggregate gross proceeds from all Subscription Agreements (defined below) and (ii) $75.0 million, at a public offering price per share equal to, or greater than, $6.50, to be consummated prior to, or substantially concurrently with the closing of the Transactions. Additionally, in connection with the execution of the Merger Agreement, Allegro entered into subscription agreements (the “Subscription Agreements”) with certain accredited investors (collectively, the “PIPE Investors”), pursuant to which Allegro will, concurrently with, and contingent upon, the consummation of the Merger, issue shares of Allegro Common Stock to the Investors at a price of $5.00 per share and/or pre-funded common stock purchase warrants at a per share exercise price equal to $0.0001, for aggregate gross proceeds to Allegro of approximately $65.0 million (the “PIPE Investment”). The shares of Allegro Common Stock sold in the private investment in public equity will be converted into shares of SEEQC Common Stock in connection with the Merger. The closing of the Subscription Agreements is conditioned upon, among other things the substantially concurrent consummation of the Merger.

SEEQC will be considered the accounting acquirer for financial reporting purposes. This determination is based on the expectations that, immediately following the Merger (i) SEEQC’s existing stockholders will have the greatest voting interest in the combined company; (ii) SEEQC’s existing stockholders will have the voting rights to control decisions regarding election and removal of a majority of the directors and officers of the combined company; (iii) SEEQC will comprise the ongoing operations of the combined company; and (iv) SEEQC existing senior management will be the senior management of the combined company.

The consideration transferred to the Allegro shareholders in the Merger consists of SEEQC Common Stock, including the shares issuable upon conversion of Allegro Rights and Allegro Warrants. As a result of SEEQC being treated as the accounting acquirer, SEEQC’s assets and liabilities will be recorded at their pre-combination carrying amounts. Allegro’s assets and liabilities will be measured and recognized at their carrying values, which are expected to approximate their fair value of the acquired cash and other non-operating assets, with no goodwill or other intangible assets recorded. As Allegro is comprised primarily of monetary asset (cash, including the cash proceeds received from the PIPE Investment prior to the Closing), the fair value of the aforementioned consideration transferred is deemed equivalent to Allegro’s assets and liabilities. Any difference between the consideration transferred and the fair value of the net assets of Allegro following the determination of the actual consideration transferred for Allegro will be reflected as an adjustment to additional paid-in capital.